UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2004

Item 1. Reports to Stockholders

Spartan®

California Municipal
Money Market Fund

and

Fidelity ®

California Municipal
Money Market Fund

Semiannual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan California Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Neither the funds nor Fidelity Distributors Corporation is a bank.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Spartan California Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,003.70	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.21	$ 1.79
	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Fidelity California Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,002.80	$ 2.68
HypotheticalA	$ 1,000.00	$ 1,022.29	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan California Municipal Money Market Fund	.35%
Fidelity California Municipal Money Market Fund	.53%

Semiannual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/04	% of fund's investments 2/29/04	% of fund's investments 8/31/03
0 - 30	92.4	76.8	80.5
31 - 90	5.0	4.1	3.8
91 - 180	1.3	17.2	5.1
181 - 397	1.3	1.9	10.6
Weighted Average Maturity
	8/31/04	2/29/04	8/31/03
Spartan California Municipal Money Market Fund	14 Days	34 Days	45 Days
California Tax-Free Money Market Funds Average*	39 Days	37 Days	54 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
Variable Rate Demand Notes (VRDNs) 82.4%	Variable Rate Demand Notes (VRDNs) 68.6%
Commercial Paper (including CP Mode) 8.9%	Commercial Paper (including CP Mode) 9.2%
Tender Bonds 1.7%	Tender Bonds 6.0%
Municipal Notes 3.4%	Municipal Notes 13.6%
Other Investments 2.6%	Other Investments 1.9%
Net Other Assets 1.0%	Net Other Assets 0.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan California Municipal Money Market Fund

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.5%
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 5,850	$ 5,850
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 1.34% (Liquidity Facility Morgan Stanley) (a)(c)	15,160	15,160
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Participating VRDN Series ROC II R1024, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	13,405	13,405
Series 1, 1.15% 9/9/04, CP	2,208	2,208
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 1.35% (Liquidity Facility Citibank NA, New York) (a)(c)	6,200	6,200
Series FRRI 03 L12, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,500	6,500
Series FRRI 03 L14, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,100	3,100
Series PT 730, 1.33% (Liquidity Facility BNP Paribas SA) (a)(c)	12,800	12,800
Series PT 759, 1.33% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	6,595	6,595
Series ROC II R244, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,150	5,150
Series 2002 B2, 1.4%, LOC BNP Paribas SA, VRDN (a)	10,950	10,950
Series 2002 B4, 1.34%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	3,300	3,300
Series 2002 C1, 1.35%, LOC Dexia Cr. Local de France, VRDN (a)	6,900	6,900
Series 2002 C7, 1.33% (FSA Insured), VRDN (a)	24,400	24,400
Series C16, 1.32%, LOC Bank of New York, New York, VRDN (a)	19,000	19,000
California Econ. Recovery:
Participating VRDN:
Series EGL 04 0021, 1.35% (Liquidity Facility Citibank NA) (a)(c)	14,700	14,700
Series EGL 04 0022, 1.35% (Liquidity Facility Citibank NA) (a)(c)	7,400	7,400
Series LB 04 L20J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	9,200	9,200
Series LB 04 L27, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Econ. Recovery: - continued
Participating VRDN:
Series MS 928, 1.33% (Liquidity Facility Morgan Stanley) (a)(c)	$ 2,145	$ 2,145
Series MS 930, 1.33% (Liquidity Facility Morgan Stanley) (a)(c)	2,000	2,000
Series PA 1262, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,650	7,650
Series PT 2205, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,915	15,915
Series PT 2216, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,215	5,215
Series PT 965, 1.33% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	20,000	20,000
Series ROC II R279, 1.35% (Liquidity Facility Citibank NA) (a)(c)	8,625	8,625
Series 2004 C12, 1.3% (XL Cap. Assurance, Inc. Insured), VRDN (a)	10,000	10,000
Series 2004 C15, 1.3% (FSA Insured), VRDN (a)	10,000	10,000
Series 2004 C17, 1.33% (XL Cap. Assurance, Inc. Insured), VRDN (a)	16,000	16,000
Series 2004 C19, 1.29% (XL Cap. Assurance, Inc. Insured), VRDN (a)	20,000	20,000
Series 2004 C4, 1.33% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,800	9,800
Series 2004 C6, 1.34%, LOC Citibank NA, VRDN (a)	19,900	19,900
Series 2004 C9, 1.31%, LOC Bank of Nova Scotia New York Agcy., VRDN (a)	26,500	26,500
California Edl. Facilities Auth. Rev. Bonds (Carnegie Institution of Washington Proj.) Series 1993 B, 1.3% tender 9/22/04, CP mode	5,000	5,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.35%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	9,900	9,900
Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	6,285	6,285
2.5% 4/1/05	5,300	5,333
3% 2/1/05	8,200	8,253
Participating VRDN:
Series Merlots 02 A17, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,300	4,300
Series Merlots B45, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	19,985	19,985
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series Merlots C8, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 14,855	$ 14,855
Series PA 1231, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,700	8,700
Series PT 1252, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,100	10,100
Series PT 1389, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,140	5,140
Series PT 2266, 1.33% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	8,000	8,000
Series PT 2281, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,250	5,250
Series PT 964, 1.33% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	4,995	4,995
Series Putters 482, 1.35% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,495	7,495
Series SG 84, 1.33% (Liquidity Facility Societe Generale) (a)(c)	12,235	12,235
Series SG 85, 1.33% (Liquidity Facility Societe Generale) (a)(c)	1,430	1,430
Series SGA 54, 1.37% (Liquidity Facility Societe Generale) (a)(c)	3,900	3,900
Series SGB 7, 1.35% (Liquidity Facility Societe Generale) (a)(c)	8,775	8,775
Series 2003 B1, 1.33%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	8,500	8,500
Series 2003 C1, 1.33%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	27,225	27,225
1.11% 9/3/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	7,900	7,900
1.2% 9/1/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	5,200	5,200
1.32% 9/20/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	5,019	5,019
California Health Facilities Fing. Auth. Rev.:
Participating VRDN Series MS 01 592, 1.35% (Liquidity Facility Morgan Stanley) (a)(c)	13,900	13,900
(Catholic Healthcare West Ln. Prog.) Series K, 1.33%, LOC Bank One NA, Chicago, VRDN (a)	6,000	6,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN Series PT 994, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 42, 1.35% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 3,500	$ 3,500
Series EGL 04 28 Class A, 1.35% (Liquidity Facility Citibank NA) (a)(c)	9,425	9,425
Series PA 1193, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,285	6,285
Series SG 172, 1.33% (Liquidity Facility Societe Generale) (a)(c)	13,900	13,900
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 1.35%, LOC Bank One NA, Chicago, VRDN (a)	7,750	7,750
Series 1996 F, 1.35%, LOC Bank One NA, Chicago, VRDN (a)	24,600	24,600
California Pub. Works Board Lease Rev. Bonds (Monterey County State Prison Proj.) Series 1994 A, 7% 11/1/19 (Pre-Refunded to 11/1/04 @ 102) (b)	6,000	6,177
California State Univ. Rev. & Colleges:
Participating VRDN:
Series MS 917, 1.32% (Liquidity Facility Morgan Stanley) (a)(c)	3,315	3,315
Series SG 170, 1.33% (Liquidity Facility Societe Generale) (a)(c)	8,000	8,000
Series 2001 A, 1.11% 9/10/04, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	4,900	4,900
California Statewide Cmnty. Dev. Auth. Rev. Bonds (UniHealth America Proj.) Series 1993 A, 0% 10/1/04 (Escrowed to Maturity) (b)	10,000	9,990
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,000	5,000
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (a)	6,000	6,086
(Kaiser Permanente Health Sys. Proj.) Series 2001 A, 1.25%, tender 1/4/05 (a)	3,800	3,800
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 1.36%, VRDN (a)	3,600	3,600
Series 2003 A, 1.36%, VRDN (a)	3,600	3,600
Series 2003 D, 1.34%, VRDN (a)	31,300	31,300
Series 2004 J, 1.33%, VRDN (a)	27,000	27,000
Series 2004 L, 1.36%, VRDN (a)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2004 M, 1.38%, VRDN (a)	$ 2,500	$ 2,500
Contra Costa Wtr. District Wtr. Rev. Bonds Series G, 5.5% 10/1/19 (Pre-Refunded to 10/1/04 @ 102) (b)	4,900	5,015
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988:
1.25% 9/8/04, CP	3,500	3,500
1.25% 9/22/04, CP	11,900	11,900
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,300	6,300
Gavilan Joint Cmnty. College District Participating VRDN Series ROC II R 2123, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,860	6,860
Golden State Tobacco Securitization Corp. Participating VRDN:
Series MS 920X, 1.32% (Liquidity Facility Morgan Stanley) (a)(c)	7,495	7,495
Series PA 1237, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,740	2,740
Series ROC II R287X, 1.37% (Liquidity Facility Citibank NA) (a)(c)	3,535	3,535
Series TOC 04 B, 1.4% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	7,500	7,500
Grand Terrace Cmnty. Redev. (Mount Vernon Villas Proj.) 1.3%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Irvine Unified School District Cmnty. Facilities District No. 01-1 1.33%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	5,175	5,175
Kern County High School District Participating VRDN Series MS 14, 1.32% (Liquidity Facility Morgan Stanley) (a)(c)	6,705	6,705
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 1.35%, LOC Freddie Mac, VRDN (a)	12,600	12,600
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Malibu Canyon Apts. Proj.) Series B, 1.34%, LOC Freddie Mac, VRDN (a)	8,620	8,620
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.35% (Liquidity Facility Societe Generale) (a)(c)	6,400	6,400
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,830	8,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,975	6,975
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 873, 1.32% (Liquidity Facility Morgan Stanley) (a)(c)	$ 7,375	$ 7,375
Series PA 1192, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,980	7,980
Series PT 1949, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,085	5,085
Series PT 2286, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,595	5,595
Series ROC II R3010, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,155	5,155
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN:
Series LB 04 L53J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,600	4,600
Series PT 1475, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	13,665	13,665
Los Angeles Unified School District Participating VRDN:
Series Merlots 03 B37, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,700	2,700
Series MS 01 629, 1.32% (Liquidity Facility Morgan Stanley) (a)(c)	15,995	15,995
Series PT 1737, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,515	5,515
Series PT 1763, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,740	8,740
Series Putters 488, 1.35% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series SG 162, 1.33% (Liquidity Facility Societe Generale) (a)(c)	3,000	3,000
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	11,880	11,880
Series PA 837, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995	4,995
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 2109, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,945	4,945
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN Series SG 66, 1.33% (Liquidity Facility Societe Generale) (a)(c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
North Orange County Cmnty. College District Rev. Participating VRDN:
Series MSTC 9042, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 4,100	$ 4,100
Series PT 1434, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,745	7,745
Norwalk- Mirada Unified School District Participating VRDN Series SG 169, 1.33% (Liquidity Facility Societe Generale) (a)(c)	20,000	20,000
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000	3,000
Orange County Irvine Coast Assessment District #88 1 Series 2003 A, 1.33%, LOC KBC Bank NV, VRDN (a)	3,850	3,850
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN Series SG 174, 1.35% (Liquidity Facility Societe Generale) (a)(c)	4,960	4,960
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 1.42% (Freddie Mac Guaranteed), VRDN (a)	11,000	11,000
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,330	5,330
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series ROC II R2046, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,295	4,295
Poway Unified School District Participating VRDN Series PT 1889, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,300	4,300
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 1.33% (Liquidity Facility Societe Generale) (a)(c)	8,750	8,750
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,935	8,935
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 1.36% (Liquidity Facility Bank of America NA) (a)(c)	3,975	3,975
Series PA 1180, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,850	6,850
Series PT 2215, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,500	5,500
Series ROC II R 289, 1.35% (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A:
1% 9/15/04, CP	6,000	6,000
1.15% 9/20/04, CP	13,700	13,700
1.25% 9/21/04, CP	6,700	6,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego County Wtr. Auth. Series 1:
1.07% 9/13/04, CP	$ 8,000	$ 8,000
1.25% 9/22/04, CP	10,500	10,500
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.33% (Liquidity Facility Bank of America NA) (a)(c)	8,000	8,000
San Jose Evergreen Cmnty. College District Participating VRDN Series PT 1917, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	11,015	11,015
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series LB 04 F6J, 1.42% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,435	6,435
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,675	5,675
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,635	3,635
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	8,900	8,900
Sequoia Union High School District Bonds Series AAB 03 2, 1.35%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	5,900	5,900
Stanislaus County Gen. Oblig. TRAN 2% 10/14/04	45,000	45,043
Univ. of California Revs.:
Bonds Series MS 888, 1.25%, tender 12/22/04 (Liquidity Facility Morgan Stanley) (a)(c)(d)	4,995	4,995
Participating VRDN:
Series Merlots 97 G, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(c)	20,000	20,000
Series PA 529, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,100	3,100
Series A:
1.08% 9/1/04, CP	15,000	15,000
1.1% 9/9/04, CP	12,000	12,000
Vallejo Wtr. Rev. Series 2001 A, 1.45%, LOC KBC Bank NV, VRDN (a)	3,160	3,160
William S. Hart Union High School District Participating VRDN Series SG 171, 1.33% (Liquidity Facility Societe Generale) (a)(c)	8,600	8,600
		1,321,794
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 0.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 4,400	$ 4,400
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series ROC 2 99 3, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,925	2,925
		7,325
TOTAL INVESTMENT PORTFOLIO - 99.0%		1,329,119
NET OTHER ASSETS - 1.0%		12,790
NET ASSETS - 100%		$ 1,341,909
Total Cost for Federal Income Tax Purposes $ 1,329,119
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,180,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/21/04	$ 6,285
Sequoia Union High School District Bonds Series AAB 03 2, 1.35%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 5,900
Univ. of California Revs. Bonds Series MS 888, 1.25%, tender 12/22/04 (Liquidity Facility Morgan Stanley)	12/22/03	$ 4,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,329,119) - See accompanying schedule		$ 1,329,119
Cash		7,853
Receivable for investments sold		2,210
Receivable for fund shares sold		4,564
Interest receivable		3,744
Receivable from investment adviser for expense reductions		82
Other receivables		40
Total assets		1,347,612

Liabilities
Payable for investments purchased	$ 3,600
Payable for fund shares redeemed	1,557
Distributions payable	62
Accrued management fee	479
Other affiliated payables	5
Total liabilities		5,703

Net Assets		$ 1,341,909
Net Assets consist of:
Paid in capital		$ 1,341,883
Accumulated net realized gain (loss) on investments		26
Net Assets, for 1,341,635 shares outstanding		$ 1,341,909
Net Asset Value, offering price and redemption price per share ($1,341,909 ÷ 1,341,635 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)

Investment Income
Interest		$ 6,861

Expenses
Management fee	$ 2,748
Non-interested trustees' compensation	4
Total expenses before reductions	2,752
Expense reductions	(588)	2,164
Net investment income		4,697
Net realized gain (loss) on investment securities		25
Net increase in net assets resulting from operations		$ 4,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,697	$ 9,241
Net realized gain (loss)	25	302
Net increase (decrease) in net assets resulting from operations	4,722	9,543
Distributions to shareholders from net investment income	(4,697)	(9,241)
Distributions to shareholders from net realized gain	-	(260)
Total distributions	(4,697)	(9,501)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	544,037	819,261
Reinvestment of distributions	4,389	8,947
Cost of shares redeemed	(446,190)	(915,788)
Net increase (decrease) in net assets and shares resulting from share transactions	102,236	(87,580)
Total increase (decrease) in net assets	102,261	(87,538)

Net Assets
Beginning of period	1,239,648	1,327,186
End of period	$ 1,341,909	$ 1,239,648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004E	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.007	.011	.020	.033	.028
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.004	.007	.011	.020	.033	.028
Distributions from net investment income	(.004)	(.007)	(.011)	(.020)	(.033)	(.028)
Distributions from net realized gain	-	-F	-	-	-	-
Total distributions	(.004)	(.007)	(.011)	(.020)	(.033)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.37%	.75%	1.15%	1.98%	3.33%	2.79%
Ratios to Average Net AssetsD
Expenses before expense reductions	.43%A	.43%	.43%	.48%	.50%	.50%
Expenses net of voluntary waivers, if any	.35%A	.35%	.35%	.45%	.50%	.50%
Expenses net of all reductions	.34%A	.34%	.32%	.41%	.49%	.49%
Net investment income	.73%A	.73%	1.14%	1.95%	3.29%	2.75%
Supplemental Data
Net assets, end of period (in millions)	$ 1,342	$ 1,240	$ 1,327	$ 1,061	$ 1,035	$ 1,140

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/04	% of fund's investments 2/29/04	% of fund's investments 8/31/03
0 - 30	96.0	78.1	80.6
31 - 90	0.4	2.8	4.2
91 - 180	1.9	16.7	4.9
181 - 397	1.7	2.4	10.3
Weighted Average Maturity
	8/31/04	2/29/04	8/31/03
Fidelity California Municipal Money Market	14 Days	34 Days	44 Days
California Tax-Free Money Market Funds Average*	39 Days	37 Days	54 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
Variable Rate Demand Notes (VRDNs) 87.6%	Variable Rate Demand Notes (VRDNs) 71.7%
Commercial Paper (including CP Mode) 7.2%	Commercial Paper (including CP Mode) 5.5%
Tender Bonds 2.3%	Tender Bonds 8.4%
Municipal Notes 0.0%	Municipal Notes 12.4%
Other Investments 1.6%	Other Investments 1.0%
Net Other Assets 1.3%	Net Other Assets 1.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity California Municipal Money Market Fund

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.7%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.6%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Colma Bart Family Apts. Proj.) Series 2002 A, 1.36%, LOC Bank of America NA, VRDN (a)(b)	$ 10,000	$ 10,000
(Crossing Apts. Proj.) Series A, 1.39%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Southport Apts. Proj.) Series 2002 A, 1.39%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Vintage Chateau Proj.) Series A, 1.38%, LOC Union Bank of California, VRDN (a)(b)	11,000	11,000
Anaheim Hsg. Auth. Multiple-family Hsg. Rev. (The Fountains at Anaheim Hills Proj.) Series 2000 A, 1.39%, LOC Fannie Mae, VRDN (a)(b)	15,224	15,224
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 6021, 1.35% (Liquidity Facility Citibank NA) (a)(d)	7,005	7,005
Anaheim School District Participating VRDN Series PT 2246, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,675	5,675
Bueno Park Multifamily Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 1.39%, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 1.42% (Freddie Mac Guaranteed), VRDN (a)	16,000	16,000
California Dept. of Trans. Rev. Participating VRDN Series ROC II R5028, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,505	5,505
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 1.37% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	6,720	6,720
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Bonds Series PT 607, 1.65%, tender 7/14/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,345	7,345
Participating VRDN Series PT 1745, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,755	9,755
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 1.35% (Liquidity Facility Citibank NA, New York) (a)(d)	12,100	12,100
Series FRRI 03 L11, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	24,300	24,300
Series FRRI 03 L14, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	6,375	6,375
Series PA 1152, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	18,250	18,250
Series PT 730, 1.33% (Liquidity Facility BNP Paribas SA) (a)(d)	21,945	21,945
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Participating VRDN:
Series Putters 423, 1.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,995	$ 4,995
Series 2002 C1, 1.35%, LOC Dexia Cr. Local de France, VRDN (a)	15,850	15,850
Series 2002 C3, 1.35% (AMBAC Insured), VRDN (a)	20,000	20,000
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series ROC II R2062, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,790	5,790
California Econ. Recovery Participating VRDN:
Series EGL 04 0021, 1.35% (Liquidity Facility Citibank NA) (a)(d)	34,800	34,800
Series EGL 04 0022, 1.35% (Liquidity Facility Citibank NA) (a)(d)	17,350	17,350
Series LB 04 L20J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	21,600	21,600
Series LB 04 L27, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	10,925	10,925
Series MS 927, 1.33% (Liquidity Facility Morgan Stanley) (a)(d)	9,920	9,920
Series MS 929, 1.33% (Liquidity Facility Morgan Stanley) (a)(d)	7,995	7,995
Series MS 930, 1.33% (Liquidity Facility Morgan Stanley) (a)(d)	6,000	6,000
Series MS 956, 1.33% (Liquidity Facility Morgan Stanley) (a)(d)	7,000	7,000
Series PT 2205, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	37,700	37,700
California Edl. Facilities Auth. Rev. Participating VRDN:
Series EGL 03 45, 1.35% (Liquidity Facility Citibank NA, New York) (a)(d)	6,775	6,775
Series PA 542, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,105	8,105
Series SGB 45, 1.35% (Liquidity Facility Societe Generale) (a)(d)	5,000	5,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.35%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	19,065	19,065
Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	15,330	15,330
2.5% 12/1/04	5,670	5,685
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Bonds:
2.5% 4/1/05	$ 12,700	$ 12,780
3% 2/1/05	19,440	19,565
Participating VRDN:
Series 01 777X, 1.36% (Liquidity Facility Morgan Stanley) (a)(b)(d)	11,670	11,670
Series BS 215, 1.4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	36,980	36,980
Series Merlots 02 A17, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,900	8,900
Series Merlots 03 A45, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,095	5,095
Series Merlots B45, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	44,220	44,220
Series Merlots C7, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	18,085	18,085
Series PA 1231, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,170	9,170
Series PA 315, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,370	1,370
Series PT 1210, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,085	6,085
Series PT 1252, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	23,945	23,945
Series PT 1804, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,495	12,495
Series PT 2272, 1.33% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,405	5,405
Series PT 2274, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,355	5,355
Series PT 964, 1.33% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	11,800	11,800
Series RF 01 1, 1.38% (Liquidity Facility Bank of New York, New York) (a)(d)	10,560	10,560
Series SG 95, 1.33% (Liquidity Facility Societe Generale) (a)(d)	9,085	9,085
Series SGA 54, 1.37% (Liquidity Facility Societe Generale) (a)(d)	9,050	9,050
1.11% 9/3/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	18,100	18,100
1.15% 9/24/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	14,285	14,285
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
1.2% 9/1/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	$ 11,925	$ 11,925
1.32% 9/15/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	4,183	4,183
1.32% 9/24/04, LOC BNP Paribas SA, LOC JPMorgan Chase Bank, CP	5,020	5,020
California Health Facilities Fing. Auth. Rev.:
Participating VRDN Series PT 953, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,495	6,495
(Catholic Health Care Partners Proj.) Series J, 1.3%, LOC Bank One NA, Chicago, VRDN (a)	35,000	35,000
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 4, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	9,995	9,995
Series MT 7, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	30,600	30,600
Series PT 2353, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	16,500	16,500
Series PT 68, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	1,140	1,140
Series PT 994, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	14,540	14,540
Series PT 998, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	30,500	30,500
Series 2001 E, 1.34%, LOC Fannie Mae, VRDN (a)(b)	9,845	9,845
Series 2003 D, 1.38% (FSA Insured), VRDN (a)(b)	1,000	1,000
Series 2003 F, 1.34% (FSA Insured), VRDN (a)(b)	106,400	106,401
Series C, 1.33% (FSA Insured), VRDN (a)(b)	4,270	4,270
Series F, 1.37% (Liquidity Facility Bank of New York, New York) (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)(b)	24,500	24,500
Series III A, 1.34% (Liquidity Facility Fannie Mae), VRDN (a)(b)	19,625	19,625
Series M, 1.33% (Liquidity Facility Bank of America NA), VRDN (a)(b)	13,000	13,000
Series Q, 1.37% (AMBAC Insured), VRDN (a)(b)	40,965	40,965
Series X2, 1.32% (FSA Insured), VRDN (a)(b)	31,160	31,160
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 46, 1.35% (Liquidity Facility Citibank NA, New York) (a)(d)	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN: - continued
Series EGL 04 28 Class A, 1.35% (Liquidity Facility Citibank NA) (a)(d)	$ 7,000	$ 7,000
Series PA 1202R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000	5,000
Series Putters 492, 1.35% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,665	10,665
Series SG 172, 1.33% (Liquidity Facility Societe Generale) (a)(d)	32,600	32,600
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
Bonds Series Putters 475, 1.85%, tender 6/23/05 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	10,000	10,000
Participating VRDN Series LB 04 L46J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	39,000	39,000
(Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 1.35%, LOC Bank One NA, Chicago, VRDN (a)	5,000	5,000
Series 1996 F, 1.35%, LOC Bank One NA, Chicago, VRDN (a)	17,400	17,400
Series 1997 B, 1.38%, LOC Bank One NA, Chicago, VRDN (a)(b)	21,900	21,900
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 1.345%, VRDN (a)(b)	6,600	6,600
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Atlantic Richfield Co. Proj.) Series 1994 A, 1.37%, VRDN (a)(b)	21,600	21,600
California State Univ. Rev. & Colleges:
Participating VRDN Series SG 170, 1.33% (Liquidity Facility Societe Generale) (a)(d)	17,000	17,000
Series 2001 A, 1.11% 9/10/04, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	11,600	11,600
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.36%, LOC Bank of America NA, VRDN (a)(b)	4,300	4,300
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
Bonds (Northwest Gateway Apts. Proj.) Series 2004 C, 1.07%, tender 12/15/04 (a)(b)	23,500	23,500
(Aegis of Aptos Proj.) Series 1998-Y 1.39%, LOC Fannie Mae, VRDN (a)(b)	3,350	3,350
(Bristol Apts. Proj.) Series Z, 1.39%, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Crocker Oaks Apts. Proj.) Series 2001 H, 1.39%, LOC Fannie Mae, VRDN (a)(b)	6,750	6,750
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: - continued
(Grove Apts. Proj.) Series X, 1.39%, LOC Fannie Mae, VRDN (a)(b)	$ 6,150	$ 6,150
(Irvine Apt. Communities LP Proj.) Series 2001 W2, 1.36%, LOC Bank of America NA, VRDN (a)(b)	2,538	2,538
(Marlin Cove Apts. Proj.) Series V, 1.39%, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
(Northwood Apts. Proj.) Series N, 1.39% (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 1.45% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (a)(b)	5,960	5,960
(Salvation Army S.F. Proj.) 1.36%, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
(Sunrise Fresno Proj.) Series B, 1.39%, LOC Fannie Mae, VRDN (a)(b)	5,500	5,500
(Terraces at Park Marino Proj.) Series I, 1.43%, LOC California Teachers Retirement Sys., VRDN (a)(b)	7,305	7,305
(Villa Paseo Proj.) 1.39%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 1.39%, LOC Fannie Mae, VRDN (a)(b)	11,440	11,440
(Vineyard Creek Apartments Proj.) Series 2003 W, 1.39%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	16,200	16,200
California Statewide Cmnty. Dev. Corp. Rev.:
(American Zettler, Inc. Proj.) Series 1989, 1.4%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,650	1,650
(Dix Metals Proj.) Series 1998 B, 1.4%, LOC California Teachers Retirement Sys., VRDN (a)(b)	3,810	3,810
(Evapco, Inc. Proj.) Series 1996 K, 1.35%, LOC Bank of America NA, VRDN (a)(b)	905	905
(Fibrebond West, Inc. Proj.) Series 1996 N, 1.4%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,200	2,200
(Kennerly-Spratling Proj.) Series 1995 A, 1.4%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,590	1,590
(Lansmont Corp. Proj.) Series 1996 G, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,530	1,530
(Merrill Packaging Proj.) 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,100	1,100
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.4%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,500	1,500
(Rapelli of California, Inc. Proj.) Series 1989, 1.4%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Rix Industries Proj.) Series 1996 I, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	$ 1,360	$ 1,360
(Setton Properties, Inc. Proj.) Series 1995 E, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	890	890
(Supreme Truck Bodies of California Proj.) 1.35%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,600	1,600
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 1.25%, tender 1/4/05 (a)	9,200	9,200
Series 2001 B, 1.75%, tender 7/5/05 (a)	5,800	5,800
Participating VRDN Series PT 2052, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,055	8,055
(JTF Enterprises LLC Proj.) Series 1996 A, 1.35%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 1.36%, VRDN (a)	1,400	1,400
Series 2003 A, 1.36%, VRDN (a)	7,800	7,800
Series 2003 B, 1.36%, VRDN (a)	5,300	5,300
Series 2003 D, 1.34%, VRDN (a)	26,200	26,200
Series 2004 L, 1.36%, VRDN (a)	10,800	10,800
Series 2004 M, 1.38%, VRDN (a)	13,300	13,300
Clipper Tax-Exempt Trust Participating VRDN Series PA 2003 2, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,706	6,706
Compton Unified School District Participating VRDN Series Merlots 03 B39, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,995	4,995
Contra Costa Wtr. District Wtr. Rev. Bonds Series G, 5.5% 10/1/19 (Pre-Refunded to 10/1/04 @ 102) (c)	11,840	12,118
Corona Ctfs. of Prtn. Participating VRDN Series PT 1860, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,970	5,970
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R4028, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,590	7,590
Series 1988, 1.25% 9/8/04, CP	22,800	22,800
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 1.35% (Liquidity Facility Citibank NA) (a)(d)	5,975	5,975
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,665	3,665
Series ROC II R4540, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,595	7,595
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 1.38%, LOC Bank of America NA, VRDN (a)(b)	$ 1,400	$ 1,400
Fremont Multi-family Hsg. Rev. (Treetops Apts.) Series 1996 A, 1.39%, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 1.42% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	4,165	4,165
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.39%, LOC Comerica Bank California, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series PA 1214, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,750	6,750
Series PA 1236, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,535	3,535
Series PT 1240, 1.43% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,500	5,500
Series TOC 04 B, 1.4% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	17,500	17,500
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,750	1,750
Indian Wells Redev. Agcy. Rev. Participating VRDN Series ROC II R2029, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,130	6,130
Jurupa Unified School District Participating VRDN Series ROC II R2100, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,675	2,675
Lassen Muni. Util. District Rev. Series 1996 A, 1.4% (FSA Insured), VRDN (a)(b)	4,065	4,065
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 1.36%, LOC Freddie Mac, VRDN (a)(b)	11,400	11,400
Long Beach Unified School District Participating VRDN ROC II R 4560, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,045	7,045
Long Beach Hbr. Rev.:
Participating VRDN:
Series FRRI A7, 1.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(d)	9,900	9,900
Series MS 00 418, 1.36% (Liquidity Facility Morgan Stanley) (a)(b)(d)	18,190	18,190
Series MS 01 786X, 1.36% (Liquidity Facility Morgan Stanley) (a)(b)(d)	5,570	5,570
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Participating VRDN:
Series SG 147, 1.36% (Liquidity Facility Societe Generale) (a)(b)(d)	$ 9,890	$ 9,890
Series Stars 84, 1.36% (Liquidity Facility BNP Paribas SA) (a)(b)(d)	10,320	10,320
Series 2002 A, 1.32% (MBIA Insured), VRDN (a)(b)	7,240	7,240
Series A, 1.15% 9/22/04, CP (b)	20,400	20,400
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Metropolitan Lofts Aprts. Proj.) Series 2002 A, 1.42%, LOC Bank of America NA, VRDN (a)(b)	17,500	17,500
(Wilshire Station Apts. Proj.) 1.39%, LOC Fleet Bank NA, VRDN (a)(b)	4,500	4,500
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev.:
(Malibu Canyon Apts. Proj.) Series B, 1.34%, LOC Freddie Mac, VRDN (a)	19,900	19,900
(Park Sierra Apts. Proj.) Series 1986 A, 1.39%, LOC Freddie Mac, VRDN (a)(b)	21,400	21,400
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.35% (Liquidity Facility Societe Generale) (a)(d)	12,575	12,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 03 27, 1.35% (Liquidity Facility Citibank NA, New York) (a)(d)	14,750	14,750
Series EGL 04 0016, 1.35% (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	14,630	14,630
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 1.33% (Liquidity Facility Societe Generale) (a)(b)(d)	13,055	13,055
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series ROC II R2082, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,210	10,210
Series ROC II R4033, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,420	10,420
Series ROC II R4510, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,860	6,860
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	23,300	23,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Gen. Oblig. Participating VRDN Series LB 04 L53J, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	$ 14,400	$ 14,400
Los Angeles Hbr. Dept. Rev.:
Participating VRDN:
Series MS 00 349, 1.36% (Liquidity Facility Morgan Stanley) (a)(b)(d)	7,360	7,360
Series SG 59, 1.33% (Liquidity Facility Societe Generale) (a)(b)(d)	13,675	13,675
Series 2002 B, 1.27% 9/8/04, CP (b)	8,187	8,187
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 1.35%, LOC Freddie Mac, VRDN (a)(b)	20,000	20,000
Los Angeles Single Family Mortgage Rev. Series 2004 A, 1.34% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	30,000	30,000
Los Angeles Unified School District Participating VRDN:
Series Merlots 03 B37, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,505	5,505
Series MSTC 01 135, 1.34% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	1,295	1,295
Series PA 1116, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,845	4,845
Series PA 792R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,945	8,945
Series PT 1398, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,195	6,195
Series ROC II R24, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	6,495	6,495
Series SG 162, 1.33% (Liquidity Facility Societe Generale) (a)(d)	30,000	30,000
Series SGA 144, 1.42% (Liquidity Facility Societe Generale) (a)(d)	15,475	15,475
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series ROC II R4034, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	8,720	8,720
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 1.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	4,500	4,500
Series Merlots 99 O, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,500	9,500
Series MSTC 01 113A, 1.37% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	7,990	7,990
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN: - continued
Series ROC II R2040, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 8,975	$ 8,975
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2145, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	8,655	8,655
Series ROC II R4538, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	8,270	8,270
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.38% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	8,530	8,530
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 1.32% (Liquidity Facility Morgan Stanley) (a)(d)	5,995	5,995
Norwalk- Mirada Unified School District Participating VRDN Series PT 2084, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,100	10,100
Oakland Health Facilities Rev. Participating VRDN Series PT 958, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,030	8,030
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 1.36%, LOC Fannie Mae, VRDN (a)(b)	20,850	20,850
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,180	5,180
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1.42%, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.42% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	29,680	29,680
Series PA 1053, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	15,070	15,070
Port of Oakland Port Rev.:
Participating VRDN Series PA 1093, 1.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,975	7,975
Series D, 1.13% 9/9/04, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (b)	19,700	19,700
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R2017, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,285	5,285
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 1.35% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	7,290	7,290
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 1.41%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$ 5,610	$ 5,610
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 1.39%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
(Natomas Park Aprts. Proj.) Series Issue B, 1.39%, LOC Fannie Mae, VRDN (a)(b)	13,550	13,550
(Oak Valley Proj.) Series 2001 D, 1.35%, LOC Fannie Mae, VRDN (a)(b)	4,000	4,000
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 1.35% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	16,810	16,810
Series PT 2327, 1.35% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	9,040	9,040
Series PT 2331, 1.35% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	6,880	6,880
Sacramento Hsg. Auth. Multi-family:
(Atrium Court Aprts. Proj.) Series G, 1.39%, LOC Fannie Mae, VRDN (a)(b)	17,200	17,200
(Countrywood Village Apts. Proj.) Series F, 1.39%, LOC Fannie Mae, VRDN (a)(b)	8,225	8,225
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 1.39%, LOC Fannie Mae, VRDN (a)(b)	10,550	10,550
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	4,210	4,210
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A:
1% 9/15/04, CP	14,000	14,000
1.15% 9/20/04, CP	31,300	31,300
1.25% 9/21/04, CP	15,472	15,472
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 01 L2, 1.37% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	2,950	2,950
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series EGL 03 14, 1.35% (Liquidity Facility Citibank NA, New York) (a)(d)	10,000	10,000
San Diego Unified School District Participating VRDN:
Series PA 1245, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,335	7,335
Series PT 2176, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,145	3,145
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego Unified School District Participating VRDN: - continued
Series ROC II R2112 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 4,960	$ 4,960
Series SGA 01 120, 1.37% (Liquidity Facility Societe Generale) (a)(d)	2,965	2,965
San Francisco Arpt. Commission Int'l. Arpt. Rev. Participating VRDN Series MSTC 01 136, 1.34% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	1,000	1,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series PT 899, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	2,385	2,385
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.33% (Liquidity Facility Bank of America NA) (a)(d)	2,075	2,075
San Francisco City & County Pub. Utils. Commission Clean Wtr. Rev. Participating VRDN Series Stars 58, 1.33% (Liquidity Facility BNP Paribas SA) (a)(d)	11,250	11,250
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Maria Manor Apts. Proj.) Series 2000 F, 1.33%, LOC Citibank NA, New York, VRDN (a)(b)	3,425	3,425
(Mission Creek Cmnty. Proj.) Series B, 1.39%, LOC Citibank NA, New York, VRDN (a)(b)	21,000	21,000
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,585	2,585
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 1.39%, LOC Fannie Mae, VRDN (a)(b)	26,300	26,300
(El Paseo Apts. Proj.) 1.35%, LOC Citibank NA, New York, VRDN (a)(b)	2,445	2,445
(Kennedy Apt. Homes Proj.) Series K, 1.39%, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,740	1,740
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	14,530	14,530
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.4%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,110	2,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.42%, LOC Bank of America NA, VRDN (a)(b)	$ 21,650	$ 21,650
(Shaffer Road Apts. Proj.) Series A, 1.42%, LOC Bank of America NA, VRDN (a)(b)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2, 1.35%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(e)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 1.39%, LOC Fannie Mae, VRDN (a)(b)	15,500	15,500
Southern California Home Fin. Auth. Single Family Mtg. Rev.:
Bonds 1.5%, tender 11/1/04 (a)(b)	101	101
Participating VRDN:
Series Floaters PT 629, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	64,035	64,035
Series PT 02 772, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	13,865	13,865
Southern California Home Fing. Auth. Single Family Rev. Series A, 1.34% (Liquidity Facility Fannie Mae), VRDN (a)(b)	10,000	10,000
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series Merlots 02 A62, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	30,605	30,605
Univ. of California Revs.:
Participating VRDN:
Series Merlots 97 G, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	13,430	13,430
Series MS 00 479, 1.32% (Liquidity Facility Morgan Stanley) (a)(d)	4,300	4,300
Series PT 872, 1.33% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	8,265	8,265
Series ROC II R261, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,050	10,050
Series A:
1% 9/7/04, CP	5,000	5,000
1.09% 9/3/04, CP	12,700	12,700
1.1% 9/3/04, CP	2,500	2,500
Vallejo City Unified School District Participating VRDN Series PT 1664, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,890	5,890
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Vista Unified School District Participating VRDN Series PT 2116, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 6,675	$ 6,675
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 1.35% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,530	3,530
		3,027,813
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots 98 B8, 1.37% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,170	3,170
TOTAL INVESTMENT PORTFOLIO - 98.7%		3,030,983
NET OTHER ASSETS - 1.3%		40,405
NET ASSETS - 100%		$ 3,071,388
Total Cost for Federal Income Tax Purposes $ 3,030,983
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,775,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Bonds Series PT 607, 1.65%, tender 7/14/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/10/02	$ 7,345
California Gen. Oblig. Bonds Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/21/04	$ 15,330
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Bonds Series Putters 475, 1.85%, tender 6/23/05 (Liquidity Facility JPMorgan Chase Bank)	6/30/04	$ 10,000
Sequoia Union High School District Bonds Series AAB 03 2, 1.35%, tender 9/7/04 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 12,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $3,030,983) - See accompanying schedule		$ 3,030,983
Cash		15,381
Receivable for investments sold		19,986
Receivable for fund shares sold		41,865
Interest receivable		6,053
Prepaid expenses		3
Receivable from investment adviser for expense reductions		93
Other receivables		129
Total assets		3,114,493

Liabilities
Payable for investments purchased	$ 21,312
Payable for fund shares redeemed	20,298
Accrued management fee	955
Other affiliated payables	360
Other payables and accrued expenses	180
Total liabilities		43,105

Net Assets		$ 3,071,388
Net Assets consist of:
Paid in capital		$ 3,071,387
Accumulated net realized gain (loss) on investments		1
Net Assets, for 3,070,445 shares outstanding		$ 3,071,388
Net Asset Value, offering price and redemption price per share ($3,071,388 ÷ 3,070,445 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)

Investment Income
Interest		$ 16,210

Expenses
Management fee	$ 5,607
Transfer agent fees	1,991
Accounting fees and expenses	131
Non-interested trustees' compensation	7
Custodian fees and expenses	25
Registration fees	59
Audit	22
Legal	5
Miscellaneous	218
Total expenses before reductions	8,065
Expense reductions	(281)	7,784
Net investment income		8,426
Net realized gain (loss) on investment securities		13
Net increase in net assets resulting from operations		$ 8,439

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,426	$ 15,405
Net realized gain (loss)	13	367
Net increase (decrease) in net assets resulting from operations	8,439	15,772
Distributions to shareholders from net investment income	(8,426)	(15,405)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,689,818	7,744,627
Reinvestment of distributions	8,410	15,289
Cost of shares redeemed	(4,525,435)	(7,488,053)
Net increase (decrease) in net assets and shares resulting from share transactions	172,793	271,863
Total increase (decrease) in net assets	172,806	272,230

Net Assets
Beginning of period	2,898,582	2,626,352
End of period	$ 3,071,388	$ 2,898,582

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004E	2003	2002	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.006	.010	.019	.032	.027
Distributions from net investment income	(.003)	(.006)	(.010)	(.019)	(.032)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.28%	.57%	.99%	1.89%	3.29%	2.69%
Ratios to Average Net AssetsD
Expenses before expense reductions	.54%A	.52%	.52%	.52%	.53%	.56%
Expenses net of voluntary waivers, if any	.53%A	.52%	.52%	.52%	.53%	.56%
Expenses net of all reductions	.52%A	.50%	.49%	.48%	.52%	.56%
Net investment income	.56%A	.56%	.98%	1.86%	3.24%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$ 3,071	$ 2,899	$ 2,626	$ 2,239	$ 2,186	$ 1,847

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Fidelity California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund's average net assets.

FMR and its affiliates provide Spartan California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Semiannual Report

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan California Municipal Money Market Fund	.35%	$ 494
Fidelity California Municipal Money Market Fund	.53%	$ 93

Through arrangements with Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity California Municipal Money Market Fund	$ 25	$ 163

In addition, through arrangements with Spartan California Municipal Money Market Fund's custodian and transfer agent, $94 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Proxy Voting Results

A special meeting of the shareholders of Fidelity California Municipal Money Market Fund and Spartan California Municipal Money Market Fund was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	1,555,607,121.44	73.865
Against	450,145,550.91	21.374
Abstain	99,778,823.92	4.738
Broker Non-Votes	487,767.00	.023
TOTAL	2,106,019,263.27	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	1,960,697,958.29	93.100
Withheld	145,321,304.98	6.900
TOTAL	2,106,019,263.27	100.00
Ralph F. Cox
Affirmative	1,959,372,100.24	93.037
Withheld	146,647,163.03	6.963
TOTAL	2,106,019,263.27	100.00
Laura B. Cronin
Affirmative	1,960,713,065.19	93.100
Withheld	145,306,198.08	6.900
TOTAL	2,106,019,263.27	100.00
Robert M. Gates
Affirmative	1,959,167,309.56	93.027
Withheld	146,851,953.71	6.973
TOTAL	2,106,019,263.27	100.00
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	1,960,571,130.92	93.094
Withheld	145,448,132.35	6.906
TOTAL	2,106,019,263.27	100.00
Abigail P. Johnson
Affirmative	1,950,948,695.34	92.637
Withheld	155,070,567.93	7.363
TOTAL	2,106,019,263.27	100.00
Edward C. Johnson 3d
Affirmative	1,950,052,457.55	92.594
Withheld	155,966,805.72	7.406
TOTAL	2,106,019,263.27	100.00
Donald J. Kirk
Affirmative	1,959,753,687.18	93.055
Withheld	146,265,576.09	6.945
TOTAL	2,106,019,263.27	100.00
Marie L. Knowles
Affirmative	1,960,328,258.12	93.082
Withheld	145,691,005.15	6.918
TOTAL	2,106,019,263.27	100.00
Ned C. Lautenbach
Affirmative	1,961,289,589.64	93.128
Withheld	144,729,673.63	6.872
TOTAL	2,106,019,263.27	100.00
Marvin L. Mann
Affirmative	1,960,326,240.83	93.082
Withheld	145,693,022.44	6.918
TOTAL	2,106,019,263.27	100.00
William O. McCoy
Affirmative	1,959,989,350.04	93.066
Withheld	146,029,913.23	6.934
TOTAL	2,106,019,263.27	100.00
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	1,956,473,713.41	92.899
Withheld	149,545,549.86	7.101
TOTAL	2,106,019,263.27	100.00
William S. Stavropoulos
Affirmative	1,959,941,317.40	93.064
Withheld	146,077,945.87	6.936
TOTAL	2,106,019,263.27	100.00
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

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Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

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Colorado

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405 Cochituate Road
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416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
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Minnesota

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Missouri

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Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CMS-USAN-1004
1.790943.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004